Expense Example {- Fidelity® California Municipal Income Fund} - 02.28 Fidelity California Municipal Income Fund AMCIZ PRO-11 - Fidelity® California Municipal Income Fund	Apr. 29, 2021 USD ($)
Fidelity Advisor California Municipal Income Fund: Class A
Expense Example:
1 year	$ 477
3 years	642
5 years	821
10 years	1,339
Fidelity Advisor California Municipal Income Fund: Class M
Expense Example:
1 year	471
3 years	621
5 years	785
10 years	1,259
Fidelity Advisor California Municipal Income Fund: Class C
Expense Example:
1 year	257
3 years	486
5 years	839
10 years	1,834
Fidelity Advisor California Municipal Income Fund: Class I
Expense Example:
1 year	55
3 years	173
5 years	302
10 years	677
Fidelity Advisor California Municipal Income Fund: Class Z
Expense Example:
1 year	44
3 years	138
5 years	241
10 years	$ 542